UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 29, 2012

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	February 29, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.3%
Ford Motor Co.	77,000	$953,260

Household Durables - 0.3%
Tupperware Brands Corp.	18,500	1,159,765

Internet & Catalog Retail - 0.6%
Amazon.com Inc.	9,300	1,671,117	*
Expedia Inc.	17,650	600,982

Total Internet & Catalog Retail		2,272,099

Leisure Equipment & Products - 0.4%
Mattel Inc.	27,400	888,856
Polaris Industries Inc.	12,700	838,962

Total Leisure Equipment & Products		1,727,818

Media - 4.5%
CBS Corp., Class B Shares	133,500	3,991,650
Comcast Corp., Class A Shares	93,890	2,758,488
DIRECTV, Class A Shares	34,100	1,579,512	*
Discovery Communications Inc., Class A Shares	12,300	573,795	*
DISH Network Corp., Class A Shares	33,100	965,527
Omnicom Group Inc.	21,500	1,062,960
Time Warner Cable Inc.	17,860	1,417,013
Time Warner Inc.	74,000	2,753,540
Viacom Inc., Class B Shares	59,600	2,838,152

Total Media		17,940,637

Multiline Retail - 2.2%
Dillard’s Inc., Class A Shares	53,200	3,252,648
Macy’s Inc.	74,400	2,824,968
Target Corp.	47,500	2,692,775

Total Multiline Retail		8,770,391

Specialty Retail - 2.7%
Advance Auto Parts Inc.	11,400	973,218
AutoZone Inc.	5,700	2,134,536	*
Foot Locker Inc.	37,100	1,082,207
O’Reilly Automotive Inc.	9,900	856,350	*
PetSmart Inc.	35,539	1,980,944
Ross Stores Inc.	70,740	3,772,564

Total Specialty Retail		10,799,819

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	15,800	1,182,472
Ralph Lauren Corp.	6,800	1,181,364

Total Textiles, Apparel & Luxury Goods		2,363,836

TOTAL CONSUMER DISCRETIONARY		45,987,625

CONSUMER STAPLES - 8.3%
Beverages - 2.4%
Brown-Forman Corp., Class B Shares	7,500	612,375
Coca-Cola Co.	26,000	1,816,360
Coca-Cola Enterprises Inc.	94,260	2,724,114
Constellation Brands Inc., Class A Shares	94,300	2,059,512	*
Dr. Pepper Snapple Group Inc.	27,000	1,027,350
PepsiCo Inc.	21,900	1,378,386

Total Beverages		9,618,097

Food & Staples Retailing - 1.8%
CVS Caremark Corp.	58,800	2,651,880
Kroger Co.	60,500	1,439,295
Wal-Mart Stores Inc.	50,190	2,965,225

Total Food & Staples Retailing		7,056,400

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2012

SECURITY	SHARES	VALUE
Food Products - 1.7%
ConAgra Foods Inc.	53,500	$1,404,375
Dean Foods Co.	116,100	1,423,386	*
Hormel Foods Corp.	71,300	2,029,911
Tyson Foods Inc., Class A Shares	88,700	1,677,317

Total Food Products		6,534,989

Household Products - 1.3%
Energizer Holdings Inc.	17,100	1,307,295	*
Procter & Gamble Co.	59,320	4,005,287

Total Household Products		5,312,582

Tobacco - 1.1%
Philip Morris International Inc.	51,060	4,264,531

TOTAL CONSUMER STAPLES		32,786,599

ENERGY - 11.9%
Energy Equipment & Services - 2.3%
Halliburton Co.	25,600	936,704
Nabors Industries Ltd.	37,300	812,394	*
Oceaneering International Inc.	42,000	2,279,340
Oil States International Inc.	50,530	4,104,047	*
RPC Inc.	51,000	816,510

Total Energy Equipment & Services		8,948,995

Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	79,840	8,712,141
ConocoPhillips	56,100	4,294,455
Exxon Mobil Corp.	163,885	14,176,052
Marathon Oil Corp.	41,000	1,389,490
Marathon Petroleum Corp.	74,400	3,091,320
Occidental Petroleum Corp.	15,600	1,628,172
Tesoro Corp.	61,100	1,620,983	*
Valero Energy Corp.	130,800	3,203,292

Total Oil, Gas & Consumable Fuels		38,115,905

TOTAL ENERGY		47,064,900

FINANCIALS - 11.7%
Capital Markets - 0.4%
Ameriprise Financial Inc.	26,700	1,488,792

Commercial Banks - 3.3%
BOK Financial Corp.	15,900	853,512
Commerce Bancshares Inc.	15,120	583,783
Fifth Third Bancorp	130,200	1,772,022
KeyCorp	142,700	1,155,870
U.S. Bancorp	126,800	3,727,920
Wells Fargo & Co.	152,540	4,772,977

Total Commercial Banks		12,866,084

Consumer Finance - 0.7%
Discover Financial Services	97,200	2,916,972

Diversified Financial Services - 2.9%
Bank of America Corp.	94,920	756,512
Citigroup Inc.	75,430	2,513,328
JPMorgan Chase & Co.	137,455	5,393,734
Nasdaq OMX Group Inc.	58,900	1,551,426	*
Principal Financial Group Inc.	47,750	1,320,765

Total Diversified Financial Services		11,535,765

Insurance - 3.2%
AFLAC Inc.	34,550	1,632,487
American Financial Group Inc.	9,900	370,755
Assurant Inc.	83,080	3,528,408
Berkshire Hathaway Inc., Class B Shares	29,000	2,275,050	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2012

SECURITY	SHARES	VALUE
Insurance - 3.2% (continued)
Progressive Corp.	66,500	$1,424,430
Prudential Financial Inc.	28,900	1,767,524
Torchmark Corp.	24,100	1,167,404
Validus Holdings Ltd.	18,000	548,820

Total Insurance		12,714,878

Real Estate Investment Trusts (REITs) - 1.2%
Apartment Investment and Management Co., Class A Shares	59,650	1,481,706
Camden Property Trust	28,400	1,760,800
DDR Corp.	55,900	789,867
Kimco Realty Corp.	35,900	659,842

Total Real Estate Investment Trusts (REITs)		4,692,215

TOTAL FINANCIALS		46,214,706

HEALTH CARE - 12.9%
Biotechnology - 0.5%
Amgen Inc.	30,730	2,088,103

Health Care Equipment & Supplies - 1.4%
Baxter International Inc.	39,300	2,284,509
Covidien PLC	23,700	1,238,325
Medtronic Inc.	28,300	1,078,796
Sirona Dental Systems Inc.	19,700	983,030	*

Total Health Care Equipment & Supplies		5,584,660

Health Care Providers & Services - 4.2%
Aetna Inc.	54,348	2,541,312
Cardinal Health Inc.	56,680	2,355,054
CIGNA Corp.	37,200	1,640,892
Humana Inc.	32,400	2,822,040
Medco Health Solutions Inc.	35,040	2,368,354	*
UnitedHealth Group Inc.	83,940	4,679,655

Total Health Care Providers & Services		16,407,307

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International Inc.	32,400	1,138,212	*
PerkinElmer Inc.	35,400	955,800

Total Life Sciences Tools & Services		2,094,012

Pharmaceuticals - 6.3%
Abbott Laboratories	78,100	4,421,241
Bristol-Myers Squibb Co.	88,300	2,840,611
Eli Lilly & Co.	67,580	2,651,839
Endo Pharmaceuticals Holdings Inc.	32,430	1,202,180	*
Forest Laboratories Inc.	34,100	1,108,932	*
Johnson & Johnson	33,480	2,178,879
Merck & Co. Inc.	85,994	3,282,391
Pfizer Inc.	345,341	7,286,695

Total Pharmaceuticals		24,972,768

TOTAL HEALTH CARE		51,146,850

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.	20,330	1,488,766
Honeywell International Inc.	16,130	960,864
ITT Corp.	21,300	531,435
Lockheed Martin Corp.	15,410	1,362,398
Northrop Grumman Corp.	29,900	1,788,319
Raytheon Co.	27,090	1,368,587

Total Aerospace & Defense		7,500,369

Air Freight & Logistics - 0.7%
Ryder System Inc.	34,500	1,836,435
United Parcel Service Inc., Class B Shares	10,660	819,648

Total Air Freight & Logistics		2,656,083

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2012

SECURITY	SHARES	VALUE
Construction & Engineering - 0.3%
Jacobs Engineering Group Inc.	22,000	$1,016,840	*

Industrial Conglomerates - 3.9%
General Electric Co.	408,020	7,772,781
Tyco International Ltd.	81,899	4,244,006
United Technologies Corp.	40,300	3,379,961

Total Industrial Conglomerates		15,396,748

Machinery - 2.2%
AGCO Corp.	39,100	2,018,733	*
Cummins Inc.	22,300	2,688,711
Dover Corp.	22,600	1,446,852
Navistar International Corp.	19,600	818,888	*
SPX Corp.	15,000	1,097,100
Wabtec Corp.	8,100	605,313

Total Machinery		8,675,597

Professional Services - 0.1%
Manpower Inc.	12,600	542,682

Road & Rail - 0.9%
CSX Corp.	61,500	1,292,115
J.B. Hunt Transport Services Inc.	26,300	1,346,823
Norfolk Southern Corp.	15,500	1,067,950

Total Road & Rail		3,706,888

TOTAL INDUSTRIALS		39,495,207

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.6%
Cisco Systems Inc.	289,020	5,745,718
QUALCOMM Inc.	75,490	4,693,968

Total Communications Equipment		10,439,686

Computers & Peripherals - 6.3%
Apple Inc.	34,520	18,725,029	*
Dell Inc.	150,800	2,608,840	*
Hewlett-Packard Co.	109,370	2,768,154
QLogic Corp.	44,500	764,955	*

Total Computers & Peripherals		24,866,978

Electronic Equipment, Instruments & Components - 0.6%
Avnet Inc.	35,400	1,265,196	*
Tech Data Corp.	24,400	1,304,912	*

Total Electronic Equipment, Instruments & Components		2,570,108

Internet Software & Services - 1.0%
Google Inc., Class A Shares	6,500	4,018,625	*

IT Services - 3.7%
CACI International Inc., Class A Shares	13,300	786,562	*
International Business Machines Corp.	44,020	8,660,055
MasterCard Inc., Class A Shares	4,400	1,848,000
Visa Inc., Class A Shares	27,850	3,240,904

Total IT Services		14,535,521

Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials Inc.	110,200	1,348,848
Intel Corp.	260,100	6,991,488
LSI Corp.	166,700	1,433,620	*

Total Semiconductors & Semiconductor Equipment		9,773,956

Software - 5.4%
Activision Blizzard Inc.	236,100	2,821,395

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2012

SECURITY	SHARES	VALUE
Software - 5.4% (continued)
Adobe Systems Inc.	39,300	$1,292,577	*
Microsoft Corp.	294,750	9,355,365
Oracle Corp.	155,710	4,557,632
Symantec Corp.	108,200	1,930,288	*
VMware Inc., Class A Shares	13,900	1,374,571	*

Total Software		21,331,828

TOTAL INFORMATION TECHNOLOGY		87,536,702

MATERIALS - 5.6%
Chemicals - 2.7%
CF Industries Holdings Inc.	10,980	2,042,280
E.I. du Pont de Nemours & Co.	27,580	1,402,443
Huntsman Corp.	75,000	1,024,500
Monsanto Co.	15,600	1,207,128
Mosaic Co.	32,000	1,848,000
PPG Industries Inc.	24,500	2,235,625
Rockwood Holdings Inc.	17,800	947,850	*

Total Chemicals		10,707,826

Metals & Mining - 2.2%
Alcoa Inc.	91,400	929,538
Cliffs Natural Resources Inc.	11,581	735,162
Freeport-McMoRan Copper & Gold Inc.	86,800	3,694,208
Nucor Corp.	24,700	1,075,191
Yamana Gold Inc.	129,390	2,246,210

Total Metals & Mining		8,680,309

Paper & Forest Products - 0.7%
Domtar Corp.	14,900	1,428,463
International Paper Co.	39,600	1,391,940

Total Paper & Forest Products		2,820,403

TOTAL MATERIALS		22,208,538

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	98,660	3,018,009
Verizon Communications Inc.	129,360	4,929,910

Total Diversified Telecommunication Services		7,947,919

Wireless Telecommunication Services - 0.1%
MetroPCS Communications Inc.	46,500	478,950	*

TOTAL TELECOMMUNICATION SERVICES		8,426,869

UTILITIES - 2.3%
Electric Utilities - 0.4%
Pepco Holdings Inc.	45,000	874,800
Pinnacle West Capital Corp.	15,590	733,198

Total Electric Utilities		1,607,998

Independent Power Producers & Energy Traders - 0.3%
AES Corp.	92,500	1,254,300	*

Multi-Utilities - 1.3%
Alliant Energy Corp.	50,400	2,149,056
CenterPoint Energy Inc.	43,400	845,866
NiSource Inc.	88,100	2,114,400

Total Multi-Utilities		5,109,322

Water Utilities - 0.3%
American Water Works Co. Inc.	34,900	1,196,372

TOTAL UTILITIES		9,167,992

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $330,583,675)				$390,035,988

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
State Street Bank & Trust Co. repurchase agreement dated 2/29/12; Proceeds at maturity - $2,509,001; (Fully collateralized by U.S. Treasury Notes, 3.125% due 5/15/21; Market Value - $2,561,387) (Cost - $2,509,000)	0.010%	3/1/12	$2,509,000	2,509,000

TOTAL INVESTMENTS - 99.1% (Cost - $333,092,675#)				392,544,988
Other Assets in Excess of Liabilities - 0.9%				3,411,928

TOTAL NET ASSETS - 100.0%				$395,956,916

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$390,035,988	—	—	$390,035,988
Short-term investments†	—	$2,509,000	—	2,509,000

Total investments	$390,035,988	$2,509,000	—	$392,544,988

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$67,749,920
Gross unrealized depreciation	(8,297,607)

Net unrealized appreciation	$59,452,313

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 29, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: April 25, 2012